Sep. 30, 2014
Class Y Prospectus | SIMT Small Cap Fund
SIMT Small Cap Fund

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund

(each, a "Fund" and together, the "Funds")

Supplement Dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Removal of Redemption Fees

In the Fund summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

There are no other changes in the Fees and Expenses of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE